RETENTION RECEIVABLE — A RELATED PARTY, NET (Tables)	12 Months Ended
May 31, 2026
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF RETENTION RECEIVABLE

Retention receivable, net consisted of the following:

	As of May 31,
	2026	2025
Retention receivable	1,496,017	859,221
Less: allowance for credit losses	(27,633)	(17,387)
Retention receivable, net	1,468,384	841,834
Less: Non-current portion	(1,233,039)	(826,144)
Amount classified as current asset	235,345	15,690

SCHEDULE OF MOVEMENT OF RETENTION RECEIVABLE

The movement of retention receivable is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	859,221	212,859
Additions	636,324	651,486
Exchange adjustment	472	(5,124)
Balance at end of the year	1,496,017	859,221

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSSES

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	17,387	4,212
Provision	10,269	13,279
Exchange adjustment	(23)	(104)
Balance at end of the year	27,633	17,387

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF RETENTION RECEIVABLE

Retention receivable — a related party, net consisted of the following:

	As of May 31,
	2026	2025
Retention receivable from Shing Long Construction Limited (Note 24)	-	152,742
Less: allowance for expected credit losses	-	(3,091)
Retention receivable, net	-	149,651

SCHEDULE OF MOVEMENT OF RETENTION RECEIVABLE

The movement of retention receivable – a related party is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	152,742	71,066
Additions	-	82,442
Collection	(153,297)	-
Exchange adjustment	555	(766)
Balance at end of the year	-	152,742

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSSES

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	3,091	1,406
Provision	-	1,700
Reversal	(3,102)	-
Exchange adjustment	11	(15)
Balance at end of the year	-	3,091